Sources of finance - Analysis of Future Anticipated Cash Flows Related of Financial Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities, Payable
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	£ 1,198.6	£ 716.6
Future anticipated cash flows, Financial assets	611.1	569.3
Financial liabilities, Payable | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	185.8	201.7
Future anticipated cash flows, Financial assets	581.1	102.3
Financial liabilities, Payable | Between one and two years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	551.4	11.6
Future anticipated cash flows, Financial assets	30.0	17.8
Financial liabilities, Payable | Between two and three years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	11.6	41.9
Future anticipated cash flows, Financial assets	0.0	449.2
Financial liabilities, Payable | Between three and four years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	449.8	11.6
Future anticipated cash flows, Financial assets	0.0	0.0
Financial liabilities, Payable | Between four and five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	0.0	449.8
Future anticipated cash flows, Financial assets	0.0	0.0
Financial liabilities, Payable | Over five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	0.0	0.0
Future anticipated cash flows, Financial assets	0.0	0.0
Financial assets, Receivable
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	1,146.4	709.9
Future anticipated cash flows, Financial assets	612.9	573.0
Financial assets, Receivable | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	173.7	195.4
Future anticipated cash flows, Financial assets	582.5	98.2
Financial assets, Receivable | Between one and two years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	521.1	6.2
Future anticipated cash flows, Financial assets	30.4	13.6
Financial assets, Receivable | Between two and three years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	6.0	35.7
Future anticipated cash flows, Financial assets	0.0	461.2
Financial assets, Receivable | Between three and four years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	445.6	6.3
Future anticipated cash flows, Financial assets	0.0	0.0
Financial assets, Receivable | Between four and five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	0.0	466.3
Future anticipated cash flows, Financial assets	0.0	0.0
Financial assets, Receivable | Over five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	0.0	0.0
Future anticipated cash flows, Financial assets	£ 0.0	£ 0.0